UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 29, 2020

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

KL Allocation Fund

Advisor Class (GAVAX)

Institutional Class (GAVIX)

SEMI-ANNUAL REPORT

FEBRUARY 29, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund if you hold your shares directly with the Fund, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Fund, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at (888) 998-9890 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports at (888) 998-9890 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Manager Series Trust’s Funds you hold directly or through your financial intermediary, as applicable.

KL Allocation Fund

A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9
Expense Example	17

This report and the financial statements contained herein are provided for the general information of the shareholders of the KL Allocation Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

 www.knowledgeleadersfunds.com

KL Allocation Fund

SCHEDULE OF INVESTMENTS

As of February 29, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 30.4%
	COMMUNICATION SERVICES — 1.4%
18,080	Elisa OYJ	$1,041,476
54,275	Tele2 A.B. - B Shares	790,141
		1,831,617
	CONSUMER DISCRETIONARY — 1.4%
20,979	Hella GmbH & Co. KGaA	880,930
1,423	Hermes International	1,003,822
		1,884,752
	CONSUMER STAPLES — 2.6%
8,487	L'Oreal S.A.	2,281,269
54,813	Mowi A.S.A.	1,161,210
		3,442,479
	HEALTH CARE — 13.5%
10,986	Abbott Laboratories	846,251
65,800	Astellas Pharma, Inc.	1,031,297
10,415	AstraZeneca PLC	914,119
26,100	Chugai Pharmaceutical Co., Ltd.	2,807,578
13,634	Coloplast A/S - Class B	1,830,289
7,377	Danaher Corp.	1,066,567
128,536	Fisher & Paykel Healthcare Corp. Ltd.	2,081,136
12,900	Hoya Corp.	1,143,826
12,500	Nippon Shinyaku Co., Ltd.	936,487
20,239	Novo Nordisk A/S - Class B	1,185,773
11,368	Sanofi	1,060,290
44,005	Smith & Nephew PLC	987,322
4,345	Sonova Holding A.G.	1,037,778
4,542	Stryker Corp.	865,660
		17,794,373
	INDUSTRIALS — 4.8%
86,737	CAE, Inc.	2,320,439
37,500	Glory Ltd.	1,001,628
24,200	Harmonic Drive Systems, Inc.	1,018,385
135,128	Meggitt PLC	951,631
51,200	Smiths Group PLC	1,020,317
		6,312,400
	INFORMATION TECHNOLOGY — 3.0%
25,200	Advantest Corp.	1,159,464
18,600	FUJIFILM Holdings Corp.	903,260

KL Allocation Fund

SCHEDULE OF INVESTMENTS - Continued

As of February 29, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
32,748	Intel Corp.	$1,818,169
		3,880,893
	MATERIALS — 3.7%
16,360	Franco-Nevada Corp.	1,756,296
16,395	Koninklijke DSM N.V.	1,849,308
12,823	Royal Gold, Inc.	1,237,035
		4,842,639
	TOTAL COMMON STOCKS
	(Cost $35,581,597)	39,989,153
	EXCHANGE-TRADED FUNDS — 15.2%
1,321,000	iShares USD Treasury Bond 0-1yr UCITS - Class ACC - ETF*[1]	6,762,860
105,000	Schwab Intermediate-Term U.S. Treasury - ETF	6,007,050
124,400	Schwab U.S. TIPS - ETF	7,261,228
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $19,599,100)	20,031,138
	MUTUAL FUNDS — 8.8%
918,508	Sprott Physical Gold Trust*[1]	11,518,090
	TOTAL MUTUAL FUNDS
	(Cost $11,317,337)	11,518,090
	SHORT-TERM INVESTMENTS — 5.7%
7,493,133	Fidelity Institutional Government Portfolio - Class I, 1.45%[2]	7,493,133
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $7,493,133)	7,493,133

	TOTAL INVESTMENTS — 60.1%
	(Cost $73,991,167)	79,031,514

	Other Assets Less Liabilities — 39.9%	52,406,980
	TOTAL NET ASSETS — 100.0%	$131,438,494

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

KL Allocation Fund

SUMMARY OF INVESTMENTS

As of February 29, 2020 (Unaudited)

Security Type/Country	Percent of Total Net Assets
Common Stocks
Japan	7.6%
United States	4.4%
France	3.3%
Canada	3.1%
United Kingdom	2.9%
Denmark	2.3%
New Zealand	1.6%
Netherlands	1.4%
Norway	0.9%
Finland	0.8%
Switzerland	0.8%
Germany	0.7%
Sweden	0.6%
Total Common Stocks	30.4%
Exchange-Traded Funds
United States	10.1%
Ireland	5.1%
Total Exchange-Traded Funds	15.2%
Mutual Funds
Canada	8.8%
Total Mutual Funds	8.8%
Short-Term Investments	5.7%
Total Investments	60.1%
Other Assets Less Liabilities	39.9%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

KL Allocation Fund

STATEMENT OF ASSETS AND LIABILITIES

As of February 29, 2020 (Unaudited)

Assets:
Investments, at value (cost $73,991,167)	$79,031,514
Receivables:
Investment securities sold	63,269,812
Fund shares sold	19,748
Dividends and interest	150,642
Prepaid expenses	9,558
Total Assets	142,481,274

Liabilities:
Payables:
Investment securities purchased	10,594,663
Fund shares redeemed	229,911
Advisory fees	96,174
Shareholder servicing fees (Note 7)	20,907
Distribution fees - Advisor Class (Note 8)	3,313
Fund administration and accounting fees	29,942
Transfer agent fees and expenses	7,560
Custody fees	11,283
Shareholder reporting fees	14,851
Auditing fees	9,146
Trustees’ deferred compensation (Note 3)	4,376
Chief Compliance Officer fees	3,339
Accrued other expenses	17,315
Total Liabilities	11,042,780

Net Assets	$131,438,494

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$118,594,827
Total distributable earnings	12,843,667
Net Assets	$131,438,494

Maximum Offering Price per Share:
Advisor Class Shares:
Net assets applicable to shares outstanding	$15,656,938
Shares of beneficial interest issued and outstanding	1,185,399
Redemption price per share	$13.21

Institutional Class Shares:
Net assets applicable to shares outstanding	$115,781,556
Shares of beneficial interest issued and outstanding	8,594,874
Redemption price per share	$13.47

See accompanying Notes to Financial Statements.

KL Allocation Fund

STATEMENT OF OPERATIONS

For the Six Months Ended February 29, 2020 (Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $30,614)	$740,315
Interest	307,618
Total investment income	1,047,933

Expenses:
Advisory fees	629,456
Shareholder servicing fees (Note 7)	69,940
Distribution fees – Advisor Class (Note 8)	19,957
Fund administration and accounting fees	71,267
Transfer agent fees and expenses	22,951
Custody fees	14,648
Registration fees	16,610
Auditing fees	9,146
Shareholder reporting fees	7,683
Chief Compliance Officer fees	7,662
Legal fees	5,540
Trustees’ fees and expenses	4,254
Insurance fees	994
Miscellaneous	881
Net expenses	880,989
Net investment income	166,944

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	7,830,517
Foreign currency transactions	(7,284)
Net realized gain	7,823,233
Net change in unrealized appreciation/depreciation on:
Investments	(5,948,355)
Foreign currency translations	50,563
Net change in unrealized appreciation/depreciation	(5,897,792)
Net realized and unrealized gain	1,925,441

Net Increase in Net Assets from Operations	$2,092,385

See accompanying Notes to Financial Statements.

KL Allocation Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended February 29, 2020 (Unaudited)	For the Year Ended August 31, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$166,944	$2,174,030
Net realized gain on investments and foreign currency transactions	7,823,233	10,620,861
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(5,897,792)	(12,364,383)
Net increase from payment by affiliates (Note 3)	-	679
Net increase in net assets resulting from operations	2,092,385	431,187

Distributions to Shareholders:
Distributions:
Advisor Class	(1,029,008)	(1,543,961)
Institutional Class	(8,084,296)	(14,295,177)
Total distributions to shareholders	(9,113,304)	(15,839,138)

Capital Transactions:
Net proceeds from shares sold:
Advisor Class	378,854	1,091,304
Institutional Class	5,480,242	21,750,249
Reinvestment of distributions:
Advisor Class	1,013,256	1,525,353
Institutional Class	7,862,867	14,086,026
Cost of shares redeemed:
Advisor Class	(2,312,388)	(19,392,235)
Institutional Class	(25,359,664)	(219,398,332)
Net decrease in net assets from capital transactions	(12,936,833)	(200,337,635)

Total decrease in net assets	(19,957,752)	(215,745,586)

Net Assets:
Beginning of period	151,396,246	367,141,832
End of period	$131,438,494	$151,396,246
Capital Share Transactions:
Shares sold:
Advisor Class	28,563	83,715
Institutional Class	399,854	1,650,673
Shares reinvested:
Advisor Class	78,183	121,833
Institutional Class	595,221	1,108,263
Shares redeemed:
Advisor Class	(170,793)	(1,476,305)
Institutional Class	(1,864,658)	(16,578,699)
Net decrease in capital share transactions	(933,630)	(15,090,520)

See accompanying Notes to Financial Statements.

KL Allocation Fund

FINANCIAL HIGHLIGHTS

Advisor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended February 29, 2020	For the Year Ended August 31,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$13.92	$14.05	$14.65	$14.55	$13.90	$13.79
Income from Investment Operations:
Net investment income[1]	- [2]	0.11	0.02	0.06	- [2]	- [2]
Net realized and unrealized gain (loss)	0.19	0.60	(0.16)	0.48	1.40	0.46
Net increase from payments by affiliates (Note 3)	-	- [2]	-	0.01	-	-
Total from investment operations	0.19	0.71	(0.14)	0.55	1.40	0.46

Less Distributions:
From net investment income	-	-	(0.04)	(0.04)	-	(0.03)
From net realized gain	(0.90)	(0.84)	(0.42)	(0.41)	(0.75)	(0.32)
Total distributions	(0.90)	(0.84)	(0.46)	(0.45)	(0.75)	(0.35)

Redemption Fee Proceeds[1]	- [3]	- [3]	- [3]	- [2]	- [2]	- [2]
Net asset value, end of period	$13.21	$13.92	$14.05	$14.65	$14.55	$13.90

Total return[4]	1.52%[5]	5.71%[6]	(1.09)%	4.07%[7]	10.38%[8]	3.36%[8]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$15,657	$17,389	$35,415	$54,312	$70,186	$28,935

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.48%[9]	1.45%	1.46%	1.45%	1.44%	1.44%
After fees waived and expenses absorbed/recovered	1.48%[9]	1.45%	1.46%	1.45%	1.45%	1.50%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed/recovered	0.02%[9]	0.80%	0.12%	0.46%	0.03%	0.06%
After fees waived and expenses absorbed/recovered	0.02%[9]	0.80%	0.12%	0.46%	0.02%	0.00%

Portfolio turnover rate	102%[5]	212%	87%	117%	104%	133%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Effective September 30, 2016, the Fund no longer imposes a redemption fee.
[4]	These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Not annualized.
[6]	Payment by affiliates had no impact to the total return (Note 3).
[7]	The Advisor voluntarily reimbursed the Fund $318,760 for commissions on investment transactions. The payment had a positive 0.08% impact to the total return.
[8]	Total returns would have been lower/higher had fees not been waived/recovered by the Advisor.
[9]	Annualized.

See accompanying Notes to Financial Statements.

KL Allocation Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended February 29, 2020	For the Year Ended August 31,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$14.16	$14.25	$14.85	$14.74	$14.04	$13.93
Income from Investment Operations:
Net investment income[1]	0.02	0.14	0.06	0.10	0.04	0.04
Net realized and unrealized gain (loss)	0.19	0.61	(0.16)	0.48	1.41	0.46
Net increase from payments by affiliates (Note 3)	-	- [2]	-	0.01	-	-
Total from investment operations	0.21	0.75	(0.10)	0.59	1.45	0.50

Less Distributions:
From net investment income	-	-	(0.08)	(0.07)	-	(0.07)
From net realized gain	(0.90)	(0.84)	(0.42)	(0.41)	(0.75)	(0.32)
Total distributions	(0.90)	(0.84)	(0.50)	(0.48)	(0.75)	(0.39)

Redemption Fee Proceeds[1]	- [3]	- [3]	- [3]	- [2]	- [2]	- [2]
Net asset value, end of period	$13.47	$14.16	$14.25	$14.85	$14.74	$14.04

Total return[4]	1.64%[5]	5.93%[6]	(0.81)%	4.31%[7]	10.64%[8]	3.59%[8]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$115,782	$134,007	$331,727	$414,253	$340,143	$165,031

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.23%[9]	1.20%	1.21%	1.20%	1.19%	1.19%
After fees waived and expenses absorbed/recovered	1.23%[9]	1.20%	1.21%	1.20%	1.20%	1.25%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed/recovered	0.27%[9]	1.04%	0.37%	0.71%	0.28%	0.31%
After fees waived and expenses absorbed/recovered	0.27%[9]	1.04%	0.37%	0.71%	0.27%	0.25%

Portfolio turnover rate	102%[5]	212%	87%	117%	104%	133%

[1]	Based on average shares outstanding for the year.
[2]	Amount represents less than $0.01 per share.
[3]	Effective September 30, 2016, the Fund no longer imposes a redemption fee.
[4]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Not annualized.
[6]	Payment by affiliates had no impact to the total return (Note 3).
[7]	The Advisor voluntarily reimbursed the Fund $318,760 for commissions on investment transactions. The payment had a positive 0.07% impact to the total return.
[8]	Total returns would have been lower/higher had fees not been waived/recovered by the Advisor.
[9]	Annualized.

See accompanying Notes to Financial Statements.

KL Allocation Fund

NOTES TO FINANCIAL STATEMENTS

February 29, 2020 (Unaudited)

Note 1 – Organization

KL Allocation Fund (the “Fund”) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek long-term capital appreciation with an emphasis on capital preservation. The Fund commenced investment operations on September 30, 2010, with two classes of shares, Advisor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

KL Allocation Fund

NOTES TO FINANCIAL STATEMENTS - Continued

February 29, 2020 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which each Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(d) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

KL Allocation Fund

NOTES TO FINANCIAL STATEMENTS - Continued

February 29, 2020 (Unaudited)

(e) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended August 31, 2016-2019 and as of and during the six months ended February 29, 2020, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Knowledge Leaders Capital, LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.90% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.50% and 1.25% of the average daily net assets of Advisor Class and Institutional Class shares of the Fund, respectively. This agreement is in effect until December 31, 2020, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement.

KL Allocation Fund

NOTES TO FINANCIAL STATEMENTS - Continued

February 29, 2020 (Unaudited)

The Advisor reimbursed the Fund $679 for losses from a trade error during the year ended August 31, 2019. This amount is reported on the Fund’s Statements of Changes and Financial Highlights under the caption “Net increase from payment by affiliates.” This reimbursement had no impact to the total return.

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended February 29, 2020 are reported on the Statement of Operations.

IMST Distributors, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended February 29, 2020, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended February 29, 2020 are reported on the Statement of Operations.

KL Allocation Fund

NOTES TO FINANCIAL STATEMENTS - Continued

February 29, 2020 (Unaudited)

Note 4 – Federal Income Taxes

At February 29, 2020, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$73,991,167

Gross unrealized appreciation	$6,621,199
Gross unrealized depreciation	(1,580,852)
Net unrealized appreciation on investments	$5,040,347

As of August 31, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	8,880,254
Tax distributable earnings	8,880,254

Accumulated capital and other losses	(3,194)

Net unrealized appreciation on investments	10,988,702
Net unrealized depreciation on foreign currency translations	(1,176)

Total accumulated earnings	$19,864,586

The tax character of distributions paid during the fiscal years ended August 31, 2019 and August 31, 2018 were as follows:

	2019	2018
Distributions paid from:
Ordinary income	$-	$2,240,835
Net long-term capital gains	15,839,138	13,266,851
Total distributions paid	$15,839,138	$15,507,686

Note 5 – Redemption Fee

Effective September 30, 2016, the Fund no longer imposed a 2% redemption fee on all shares redeemed within 90 days of purchase.

Note 6 – Investment Transactions

For the six months ended February 29, 2020, purchases and sales of investments, excluding short-term investments, were $120,329,672 and $174,908,733, respectively.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

KL Allocation Fund

NOTES TO FINANCIAL STATEMENTS - Continued

February 29, 2020 (Unaudited)

For the six months ended February 29, 2020, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay distribution fees for the sale and distribution of its Advisor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets, attributable to Advisor Class shares, payable to IMST Distributors, LLC. The Institutional Class does not pay any distribution fees.

For the six months ended February 29, 2020, distribution fees incurred with respect to Advisor Class shares are disclosed on the Statement of Operations.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

KL Allocation Fund

NOTES TO FINANCIAL STATEMENTS - Continued

February 29, 2020 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 29, 2020, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3**	Total
Investments
Common Stock
Communication Services	$-	$1,831,617	$-	$1,831,617
Consumer Discretionary	-	1,884,752	-	1,884,752
Consumer Staples	-	3,442,479	-	3,442,479
Health Care	2,778,478	15,015,895	-	17,794,373
Industrials	2,320,439	3,991,961	-	6,312,400
Information Technology	1,818,169	2,062,724	-	3,880,893
Materials	2,993,331	1,849,308	-	4,842,639
Exchange-Traded Funds	20,031,138	-	-	20,031,138
Mutual Funds	11,518,090	-	-	11,518,090
Short-Term Investments	7,493,133	-	-	7,493,133
Total Investments	$48,952,778	$30,078,736	$-	$79,031,514

*	In accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities. In this circumstance, $30,078,736 of investment securities were classified as Level 2 instead of Level 1.
**	The Fund did not hold any Level 3 securities at period end.

Note 11 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund, including political, social and economic risks. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

KL Allocation Fund

NOTES TO FINANCIAL STATEMENTS - Continued

February 29, 2020 (Unaudited)

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

KL Allocation Fund

EXPENSE EXAMPLE

For the Six Months Ended February 29, 2020 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Advisor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2019 to February 29, 2020.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		9/1/19	2/29/20	9/1/19 – 2/29/20
Advisor Class	Actual Performance	$1,000.00	$1,015.20	$7.42
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.46	7.42
Institutional Class	Actual Performance	$1,000.00	$1,016.40	$6.17
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.76	6.17

*	Expenses are equal to the Fund’s annualized expense ratio of 1.48% and 1.23% for Advisor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period). Assumes all dividends and distributions were reinvested.

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KL Allocation Fund

A series of Investment Managers Series Trust

Investment Advisor

Knowledge Leaders Capital, LLC

1600 Broadway, Suite 1600

Denver, Colorado 80202

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
KL Allocation Fund - Advisor Class	GAVAX	461 418 667
KL Allocation Fund - Institutional Class	GAVIX	461 418 659

Privacy Principles of the KL Allocation Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the KL Allocation Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 998-9890 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 998-9890 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Fund will file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to their use of Form N-PORT, the Fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (888) 998-9890.

KL Allocation Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 998-9890

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	05/08/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	05/08/20

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	05/08/20